Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Tax Charge in Income Statement

	€ million	€ million	€ million
Tax charge in income statement	2017	2016	2015
Current tax
Current year	(2,398)	(2,026)	(1,992)
Over/(under) provided in prior years	(21)	158	(57)
	(2,419)	(1,868)	(2,049)
Deferred tax
Origination and reversal of temporary differences	51	(65)	82
Changes in tax rates	609	(7)	(13)
Recognition of previously unrecognised losses brought forward	92	18	19
	752	(54)	88
	(1,667)	(1,922)	(1,961)

Summary of Reconciliation of Effective Tax Rate

The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2017	% 2016	% 2015
Computed rate of tax(a)	26	26	24
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(4)	(4)	(5)
Withholding tax on dividends	2	3	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	2
Income tax reserve adjustments – current and prior year	-	(1)	2
Transfer to/(from) unrecognised deferred tax assets	1	-	1
Others	(1)	-	-
Underlying effective tax rate	26	26	27
Non-underlying items within operating profit(b)	1	-	1
Premium paid on buy back of preference shares(b)	1	-	-
Impact of US tax reform(b)	(7)	-	-
Effective tax rate	21	26	28

(a)	The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.
(b)	See note 3 for explanation of non-underlying items

Summary of Movements in Deferred Tax Asset (Liability)

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2017 and 2016	As at 1 January 2017	Income statement	Other	As at 31 December 2017	As at 1 January 2016	Income statement	Other	As at 31 December 2016
Pensions and similar obligations	766	(16)	(434)	316	557	7	202	766
Provisions and accruals	922	(154)	(115)	653	708	68	146	922
Goodwill and intangible assets	(1,928)	654	(378)	(1,652)	(1,301)	(104)	(523)	(1,928)
Accelerated tax depreciation	(870)	109	82	(679)	(752)	(85)	(33)	(870)
Tax losses	131	(36)	35	130	123	(6)	14	131
Fair value gains	(7)	104	3	100	(25)	14	4	(7)
Fair value losses	29	65	(70)	24	16	8	5	29
Share-based payments	169	(5)	30	194	190	(14)	(7)	169
Other	81	31	(26)	86	(75)	58	98	81
	(707)	752	(873)	(828)	(559)	(54)	(94)	(707)

Summary of Deferred Tax Assets and Liabilities

The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2017	Assets 2016	Liabilities 2017	Liabilities 2016	Total 2017	Total 2016
Pensions and similar obligations	294	568	22	198	316	766
Provisions and accruals	465	579	188	343	653	922
Goodwill and intangible assets	86	2	(1,738)	(1,930)	(1,652)	(1,928)
Accelerated tax depreciation	(21)	(60)	(658)	(810)	(679)	(870)
Tax losses	125	128	5	3	130	131
Fair value gains	23	28	77	(35)	100	(7)
Fair value losses	3	9	21	20	24	29
Share-based payments	74	44	120	125	194	169
Other	36	56	50	25	86	81
	1,085	1,354	(1,913)	(2,061)	(828)	(707)
Of which deferred tax to be recovered/(settled) after more than 12 months	730	1,157	(1,868)	(2,206)	(1,138)	(1,049)

Summary of Tax Effects of Components of Other Comprehensive Income

Tax effects of the components of other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
	Before tax 2017	Tax (charge)/ credit 2017	After tax 2017	Before tax 2016	Tax (charge)/ credit 2016	After tax 2016
Fair value gains/(losses) on financial instruments	(61)	(14)	(75)	(15)	-	(15)
Remeasurements of defined benefit pension plans	1,620	(338)	1,282	(1,221)	241	(980)
Currency retranslation gains/(losses)	(1,024)	41	(983)	217	-	217
	535	(311)	224	(1,019)	241	(778)